Acquisitions - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) acquisition	Jun. 30, 2015 acquisition	Dec. 31, 2015 USD ($) acquisition	Dec. 31, 2014 USD ($) acquisition	Dec. 31, 2013 USD ($) acquisition
Business Combinations [Abstract]
Number of companies acquired | acquisition	6	7	12	8	17
Consideration transferred			$ 56.3	$ 8.6	$ 31.3
Amount of notes payable incurred as part of consideration transferred			6.6
Amount of notes payable paid as part of consideration transferred			0.8	1.5
Reduction to purchase price, prior years acquisitions	$ 0.2		0.3
Goodwill, acquisition			12.0	1.3
Goodwill	$ 1,174.0		$ 1,173.5	$ 1,166.9	$ 1,166.4